Commitment and Contingencies - Narrative (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitment to acquire equipment and services from vendors	$ 4,900	$ 4,900
Equipment purchased	3,600
Rent expense		233	$ 209	$ 897	$ 915
Rental income from noncancelable sublease		45		182	$ 121
Future minimum rental payments to be received under sublease	171	171		$ 217
Unfunded commitment	$ 1,300	$ 1,300